World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	373,847,226.78	25,365
Yield Supplement Overcollateralization Amount at 01/31/15	4,560,380.48	0
Receivables Balance at 01/31/15	378,407,607.26	25,365
Principal Payments	16,610,542.88	953
Defaulted Receivables	598,953.49	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	4,240,587.64	0
Pool Balance at 02/28/15	356,957,523.25	24,382

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	38.40%

Prepayment ABS Speed	1.39%

Overcollateralization Target Amount	16,063,088.55
Actual Overcollateralization	16,063,088.55

Weighted Average APR	3.42%
Weighted Average APR, Yield Adjusted	4.27%
Weighted Average Remaining Term	41.48

Delinquent Receivables:
Past Due 31-60 days	4,387,794.16	316
Past Due 61-90 days	1,242,130.40	82
Past Due 91 + days	254,625.83	19
Total	5,884,550.39	417

Total 31+ Delinquent as % Ending Pool Balance	1.65%

Recoveries	533,608.16

Aggregate Net Losses/(Gains) - February 2015	65,345.33
Current Net Loss Ratio (Annualized)	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Flow of Funds	$ Amount

Collections	18,138,617.85
Advances	(21,815.65)
Investment Earnings on Cash Accounts	985.06
Servicing Fee	(315,339.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,802,447.59

Distributions of Available Funds
(1) Class A Interest	198,498.14
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	66,578.32
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,063,088.55
(7) Distribution to Certificateholders	1,456,431.40
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,802,447.59

Servicing Fee	315,339.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 02/17/15	357,024,101.57
Principal Paid	16,129,666.87
Note Balance @ 03/16/15	340,894,434.70

Class A-1
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-2
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-3
Note Balance @ 02/17/15	243,133,101.57
Principal Paid	16,129,666.87
Note Balance @ 03/16/15	227,003,434.70
Note Factor @ 03/16/15	84.0753462%

Class A-4
Note Balance @ 02/17/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	94,934,000.00
Note Factor @ 03/16/15	100.0000000%

Class B
Note Balance @ 02/17/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	18,957,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	216,349.32
Total Principal Paid	16,129,666.87
Total Paid	16,346,016.19

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	129,670.99
Principal Paid	16,129,666.87
Total Paid to A-3 Holders	16,259,337.86

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2393533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.8447035
Total Distribution Amount	18.0840568

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4802629
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.7395069
Total A-3 Distribution Amount	60.2197698

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	4.13
Noteholders' Principal Distributable Amount	995.87

Account Balances	$ Amount

Advances
Balance as of 01/31/15	69,366.83
Balance as of 02/28/15	47,551.18
Change	(21,815.65)

Reserve Account
Balance as of 02/17/15	2,311,742.39
Investment Earnings	120.65
Investment Earnings Paid	(120.65)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39